Income tax (Summary of Income Tax Reconciliation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income tax
Profit before tax	$ 242,171	$ 214,509	$ 394,909
Income tax calculated at domestic tax rates applicable to Profit in the respective countries (mainly Colombia)	(127,804)	(123,202)	(157,315)
Tax losses where no deferred income tax benefit is recognized	(3,912)	(6,918)	(2,832)
Effect of currency translation on tax base	(21,252)	36,691	(10,797)
Changes in the income tax rate	10,324	(8,853)	(3,820)
Write-down of deferred income tax benefits previously recognized	(2,371)	(3,895)	(2,938)
Previously unrecognized tax losses	0	632	9,067
Income tax on dividends	(1,335)	(2,595)	(3,038)
Non-taxable results	558	4,699	1,199
Income tax	$ (145,792)	$ (103,441)	$ (170,474)